Nature of Business	12 Months Ended
Dec. 31, 2017
Nature Of Business [Abstract]
Nature of Business
1.	NATURE OF BUSINESS

The Stars Group Inc. (“The Stars Group” or the “Corporation”), is a leading provider of technology-based products and services in the global gaming and interactive entertainment industries. As at December 31, 2017, The Stars Group had two major lines of operations within its gaming business, real-money online poker (“Poker”) and real-money online casino and sportsbook (“Casino & Sportsbook”). As it relates to these two business lines, online revenues include revenues generated through the Corporation’s real-money online, mobile and desktop client platforms.

Through Stars Interactive Holdings (IOM) Limited and its subsidiaries and affiliates (collectively, “Stars Interactive Group”), The Stars Group’s gaming business operates globally and conducts its principal activities from its headquarters in the Isle of Man. Through its Stars Interactive Group division, the Corporation ultimately owns and operates gaming and related interactive entertainment businesses, which it offers under several owned brands including, among others, PokerStars, PokerStars Casino, BetStars, Full Tilt, and the PokerStars Players No Limit Hold’em Championship, European Poker Tour, PokerStars Caribbean Adventure, Latin American Poker Tour, Asia Pacific Poker Tour, PokerStars Festival, and PokerStars MEGASTACK live poker tour and event brands.

The Stars Group was incorporated on January 30, 2004 under the Companies Act (Quebec) and continued under the Business Corporations Act (Ontario) on August 1, 2017. The registered head office is located at 200 Bay Street, South Tower, Suite 3205, Toronto, Ontario, Canada, M5J 2J3 and its common shares (“Common Shares”) are listed on the Toronto Stock Exchange (the “TSX”) under the symbol “TSGI”, and the Nasdaq Global Select Market (“Nasdaq”) under the symbol “TSG”.